Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events
Repayment of Term Loan and Use of Pershing Credit Facility
On May 31, 2024, the Company drew $3.3 million on the Pershing Credit Facility, to repay the Oxford Term Loan in full, a payment amount that totaled approximately $3.3 million, which included both the balance of outstanding principal and interest and the final payment fee due. The repayment in full of the Oxford Term Loan terminated Oxford’s security interest in the Company’s existing and after-acquired assets, as well as all other certain restrictions and covenants under the Oxford Term Loan.
Borrowings under the Pershing Credit Facility bear interest at the target interest rate set by the Federal Open Market Committee, subject to a floor of 5.5%, plus a spread of 1.75% and applicable fees of 0.5%, subject to a maximum interest rate of the then applicable Prime Rate as published in The Wall Street Journal plus 3.0%. Interest payments thereunder are calculated on a monthly basis and, unless paid, are added to the outstanding balance under the Pershing Credit Facility. The proceeds under the Pershing Credit Facility are available for working capital needs and other general corporate purposes. The Pershing Credit Facility includes certain covenants and restrictions, which may require the Company, on an on-going basis,
to deposit additional funds or marketable securities in order to maintain the line of credit extended by Pershing.
The available credit line limit under the Pershing Credit Facility fluctuates based on the Company’s request for extensions of credit from time to time, subject to the value of the collateralized marketable securities that the Company holds with Pershing, provided that the amount available to draw under the Pershing Credit Facility cannot exceed 91.5% of the value of the Company’s collateralized marketable securities deposited with Pershing (the “Collateral”). Depending on the value of the Collateral that the Company holds with Pershing, Pershing may require the Company, on an on-going basis,
to deposit additional funds or marketable securities in order to restore the level of the Collateral to an acceptable level. The amounts borrowed under the Pershing Credit Facility are due on demand.
The Pershing Credit Facility is secured by a general lien and security interest in the Company’s Collateral held in its account with Pershing. Upon certain customary events of default, Pershing has the right, in its discretion, to liquidate, withdraw or sell all or any part of the Collateral and apply the proceeds to the amounts outstanding under the Pershing Credit Facility. The Pershing Credit Facility is also subject to certain customary terms and conditions.
May 2024 Private Placement
On May 5, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors, including certain of the Company’s directors and executive officers (“Company Insiders”) (collectively, the “Purchasers”), for the sale and issuance by the Company of its securities (the “Initial Subscription”). On May 8, 2024, the Company entered into a first amendment to the Securities Purchase Agreement (the “Amendment”) for the sale and issuance by the Company of additional securities to two of the Purchasers (the “Additional Subscription”, and together with the Initial Subscription, the “May 2024 Private Placement”). The Securities Purchase Agreement, as amended, provides for the sale and issuance by the Company of an aggregate of 3,591,532 shares (the “Private Placement Shares”) of the Company’s common stock or, at the election of each Purchaser, pre-funded
warrants (the
“Pre-Funded
Warrants”), exercisable immediately at an exercise price of $0.001 per share (the
“Pre-Funded
Warrant Shares”), with each Private Placement Share or
Pre-Funded
Warrant accompanied by (i) a Series A common warrant (“Series A Warrants”) to purchase one share of common stock (the “Series A Warrant Shares”), for an aggregate of 3,591,532 Series A Warrants, and (ii) one Series B common warrant (“Series B Warrants”) to purchase one share of common stock (the “Series B Warrant Shares,” and together with the Series A Warrant Shares, the “Common Warrant Shares”), for an aggregate of 3,591,532 Series B Warrants.
The combined purchase price for each Private Placement Share and
Pre-Funded
Warrant from the Initial Subscription was $2.022, and $2.158 from the Additional Subscription, in each case together with one accompanying Series A Warrant and one accompanying Series B Warrant, provided, that the Company Insiders participated in the Initial Subscription at an offering price of $2.04 per Private Placement Share and accompanying Series A Warrant and Series B Warrant.
The exercise price of each Series A Warrant and Series B Warrant from the Initial Subscription is $1.772 per share and $1.908 per share in the Additional Subscription, provided that the exercise price for the Series A Warrants and Series B Warrants issued to the Company Insiders is $1.79 per share. Subject to certain ownership limitations, the Series A Warrants will be exercisable until the five-year anniversary of issuance. Subject to certain ownership limitations, the Series B Warrants will be exercisable until the one-year
anniversary of the declaration of effectiveness of a registration statement to be filed with the Securities and Exchange Commission covering the resale of the Common Warrant Shares. The
Pre-Funded
Warrant will not expire until exercised in full.
The May 2024 Private Offering closed on May 9, 2024 (the “May 2024 Private Placement Closing”). The aggregate gross proceeds at the May 2024 Private Placement Closing were approximately $7.25 million, before deducting certain expenses payable by the Company, and excluding the proceeds, if any, from the exercise of the Series A Warrant, the Series B Warrant, and
Pre-Funded
Warrant.
The Company is evaluating the accounting treatment of the Series A Warrants, Series B Warrants and the
Pre-Funded
Warrants under the authoritative accounting guidance.
Biocept Asset Purchase
On April 26, 2024, the Company acquired from Biocept, for a total cash payment of $400,000, substantially all of the right, title and interest in CNside, including (i) intellectual property, (ii) inventory and raw materials, and (iii) data, information, results and reports pertaining to the completed and on-going
clinical studies involving the use of the CNside test (including, but not limited to, the FORESEE clinical study), related to the development, making, selling, and exporting or importing of CNside, after the Company’s bid was approved by the United States Bankruptcy Court for the District of Delaware.